Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2016	2015	2014
Current:
Federal	$1,022,082	$1,056,002	$1,833,069
State	191,999	285,699	267,904
Total Current Tax Expense	1,214,081	1,341,701	2,100,973
Deferred:
Federal	696,638	722,699	192,051
State	9,761	2,699	10,144
Total Deferred Tax Expense	706,399	725,398	202,195
Total Income Tax Expense	$1,920,480	$2,067,099	$2,303,168

(14)         Income Taxes, Continued

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	Years Ended December 31,
	2016	2015	2014
Tax at Statutory Income Tax Rate	$2,667,347	$2,782,229	$2,758,729
State Tax and Other	(26,284)	(41,986)	66,738
Tax Exempt Interest	(732,087)	(684,708)	(534,325)
Valuation Allowance	11,504	11,564	12,026
Total Income Tax Expense	$1,920,480	$2,067,099	$2,303,168

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2016 and 2015 are presented below.

	December 31,
	2016	2015
Deferred Tax Assets:
Deferred Compensation	$620,256	$558,870
Provision for Loan Losses	2,873,574	2,846,867
Other Real Estate Owned	106,107	1,004,332
Net Fees Deferred for Financial Reporting	97,273	112,782
Net Operating Losses	243,279	231,775
Other	292,402	205,009
Total Gross Deferred Tax Assets	4,232,891	4,959,635
Less: Valuation Allowance	(243,279)	(231,775)
Net Deferred Tax Assets	3,989,612	4,727,860

Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,577	114,630
Depreciation	386,940	420,568
Prepaid Expenses	44,103	42,271
Unrealized Gain on Securities Available for Sale	714,584	2,604,222
Total Gross Deferred Tax Liability	1,260,204	3,181,691
Net Deferred Tax Asset	$2,729,408	$1,546,169

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2016, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with state net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $11,500. Net deferred tax assets are included in other assets at December 31, 2016 and 2015. The Company had state net operating losses attributable to the non-bank entities of $7.4 million and $7.0 million for the years ended December 31, 2016 and 2015, respectively.
Retained earnings at December 31, 2016 included tax bad debt reserves of $2.1 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank holding company, they may be subject to federal income tax at the prevailing corporate tax rate.
At December 31, 2016, the Company had no material unrecognized tax benefits or accrued interest and penalties. It is the Company's policy to account for interest and penalties accrued relative to unrecognized tax benefits as a component of income tax expense. Tax returns for 2013 and subsequent years are subject to examination by taxing authorities.